Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of cash flows - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
As Previously Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial classification of Class A ordinary shares subject to possible redemption	$ 190,439,030	$ 187,414,590
Change in value of Class A ordinary shares subject to possible redemption	(12,816,720)	(3,024,440)
Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial classification of Class A ordinary shares subject to possible redemption	16,560,970	19,585,410
Change in value of Class A ordinary shares subject to possible redemption	12,816,720	3,204,440
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Initial classification of Class A ordinary shares subject to possible redemption	207,000,000	207,000,000
Change in value of Class A ordinary shares subject to possible redemption